Note 7 - Accrued Interest Receivable	6 Months Ended
Dec. 31, 2014
Accrued Interest Receivable Disclosure [Abstract]
Accrued Interest Receivable Disclosure [Text Block]

Note 7 - Accrued Interest Receivable

The components of interest receivable at December 31, 2014 and June 30, 2014 and 2013 were as follows:

	At December 31,	At June 30,
	2014	2014	2013
	(In thousands)

Loans	$874	$886	$847
Securities held to maturity	377	432	382

	$1,251	$1,318	$1,229